REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION

Segment information for the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026 is presented below. The management does not manage the assets on a segment basis, therefore segment assets are not presented below.

	Six months ended June 30, 2024
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	7,868,086	5,285,598	11,665,857	—	24,819,541
Cost of revenue	3,431,043	4,715,252	9,664,406	—	17,810,701
Gross profit	4,437,043	570,346	2,001,451	—	7,008,840
Operating expenses
General and administrative	2,001,807	242,240	251,780	276,103	2,771,930
Selling and marketing	—	—	—	103,097	103,097
Total operating expenses	2,001,807	242,240	251,780	379,200	2,875,027
Income (loss) from operations	2,435,236	328,106	1,749,671	(379,200)	4,133,813
Other income (expense)
Interest income	—	—	—	13,410	13,410
Interest expense	—	—	—	(135,887)	(135,887)
Other miscellaneous income	—	—	—	31,025	31,025
Total other income (expense)	—	—	—	(91,452)	(91,452)
Income (loss) before provision for income taxes	2,435,236	328,106	1,749,671	(470,652)	4,042,361

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. REVENUE AND SEGMENT INFORMATION (cont.)

	Year ended June 30, 2025
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	17,289,597	34,959,797	31,299,498	—	83,548,892
Cost of revenue	12,316,004	30,530,380	27,907,413	—	70,753,797
Gross profit	4,973,593	4,429,417	3,392,085	—	12,795,095
Operating expenses
General and administrative	4,380,532	1,103,350	1,065,860	14,081,978	20,631,720
Selling and marketing	—	—	—	681,941	681,941
Total operating expenses	4,380,532	1,103,350	1,065,860	14,763,919	21,313,661
Income (loss) from operations	593,061	3,326,067	2,326,225	(14,763,919)	(8,518,566)
Other income (expense)
Interest income	—	—	—	20,897	20,897
Interest expense	—	—	—	(294,634)	(294,634)
Other miscellaneous income	—	—	—	1,041,992	1,041,992
Total other income	—	—	—	768,255	768,255
Income (loss) before provision for income taxes	593,061	3,326,067	2,326,225	(13,995,664)	(7,750,311)
Income (loss) before provision for income taxes (US$)	76,033	426,419	298,234	(1,794,317)	(993,631)

	Year ended June 30, 2026
	Professional solution services	Nursing solution services	Logistics and other solution services	Corporate and unallocated	Total
	HKD	HKD	HKD	HKD	HKD
Revenue	35,994,751	56,831,363	42,407,349	—	135,233,463
Cost of revenue	27,520,429	48,387,251	37,718,764	—	113,626,444
Gross profit	8,474,322	8,444,112	4,688,585	—	21,607,019
Operating expenses
General and administrative	5,691,527	4,752,658	2,081,184	6,628,146	19,153,515
Selling and marketing	—	—	—	1,618,917	1,618,917
Total operating expenses	5,691,527	4,752,658	2,081,184	8,247,063	20,772,432
Income (loss) from operations	2,782,795	3,691,454	2,607,401	(8,247,063)	834,587
Other income
Interest income	—	—	—	4,569	4,569
Other miscellaneous income	—	—	—	534,000	534,000
Change of fair value of financial asset – contingent consideration asset	—	—	—	12,950,000	12,950,000
Total other income	—	—	—	13,488,569	13,488,569
Income before provision for income taxes	2,782,795	3,691,454	2,607,401	5,241,506	14,323,156
Income before provision for income taxes (US$)	356,769	473,263	334,282	671,987	1,836,301